Summary of Significant Accounting Policies - Schedule of Estimated Useful Life (Details)	Dec. 31, 2025
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Schedule of Estimated Useful Life [Line Items]
Property and equipment useful life	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Schedule of Estimated Useful Life [Line Items]
Property and equipment useful life	50 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Life [Line Items]
Property and equipment useful life	5 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Life [Line Items]
Property and equipment useful life	10 years
Office Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Life [Line Items]
Property and equipment useful life	3 years
Office Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Life [Line Items]
Property and equipment useful life	6 years